INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (7,796)	$ (5,864)
Net Income	324	(5)
Other Comprehensive Income	(213)	(107)	$ (314)
Other	604	(270)
Acquisitions/ Dispositions	(466)	(1,550)
Net deferred income tax liabilities	(7,547)	(7,796)	(5,864)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	2,162	1,937
Net Income	188	275
Other Comprehensive Income	0	0
Other	(207)	(53)
Acquisitions/ Dispositions	0	3
Net deferred income tax liabilities	2,143	2,162	1,937
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(9,958)	(7,801)
Net Income	136	(280)
Other Comprehensive Income	(213)	(107)
Other	811	(217)
Acquisitions/ Dispositions	(466)	(1,553)
Net deferred income tax liabilities	$ (9,690)	$ (9,958)	$ (7,801)